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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08555

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 8 of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund for the quarter ended April 30, 2008. These 8 series have a January 31 fiscal year end.

Date of reporting period: April 30, 2008

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 0.5%
Minneapolis & St. Paul, MN Metro. Arpt. Commission RB, Ser. 2008-A, 5.00%, 01/01/2009	$1,500,000	$1,517,125

EDUCATION 0.2%
Coast Cmnty. College Dist. of California RB, Ser. 45, 2.44%, VRDN, (Insd. by FSA & Liq.: Goldman Sachs Group, Inc.)	611,832	611,832

GENERAL OBLIGATION – LOCAL 15.0%
ABN Amro Munitops Cert. Trust GO, 2.51%, VRDN, (Insd. by AMBAC & Liq.: Bank of America Corp.)	2,000,000	2,000,000
Coast Cmnty. College Dist. of California GO, Ser. 58Z, 2.44%, VRDN, (Insd. by Goldman Sachs Group, Inc.)	5,500,000	5,500,000
Desert Cmnty. College Dist. of California GO, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	13,435,000	13,435,000
Escondido, CA GO, Ser. 2587, 2.51%, VRDN, (Insd. by Berkshire Natl. Indemnity Co. & Liq.: Morgan Stanley)	1,100,000	1,100,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, 2.43%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	5,100,000	5,100,000
Imperial, CA Cmnty. College Proj. GO, Deutsche Bank Spears Trust, Ser. 444, 2.46%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	2,760,000	2,760,000
Sierra, CA GO, Deutsche Bank Spears Trust, 2.43%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	14,770,000	14,770,000
Sweetwater, CA, Union High Sch. District GO, ROC RR-II-R-12226, 2.48%, VRDN, (Insd. by FSA & Liq.: CitiBank, N.A.)	2,600,000	2,600,000
Yosemite, CA Cmnty. College District GO, ROC RR-II-R-11385, 2.46%, VRDN, (Insd. by FSA & Liq.: CitiBank, N.A.)	3,000,000	3,000,000

		50,265,000

GENERAL OBLIGATION – STATE 3.7%
California GO:
PFOTER, 2.30%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	515,000	515,000
PUTTER, Ser. 2652, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,475,000	4,475,000
RAN, 4.00%, 06/30/2008	5,000,000	5,005,070
ROC RR-II-R-622PB, 2.46%, VRDN, (Insd. by AMBAC & Liq.: PB Capital Corp.)	2,460,000	2,460,000

		12,455,070

HOSPITAL 1.9%
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 2.44%, VRDN, (LOC: WestLB AG)	6,500,000	6,500,000

HOUSING 20.2%
California CDA MHRB, PUTTER, Ser. 2681, 2.63%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	8,100,000	8,100,000
California HFA Home Mtge. RB:
Ser. F, 2.55%, VRDN, (LOC: Fortis Bank SA)	4,800,000	4,800,000
Ser. J, 2.85%, VRDN, (Insd. by FSA & LOC: Lloyds TSB Group plc)	45,000	45,000
Ser. U, 2.88%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	360,000	360,000
Class B Revenue Bond Cert. Trust, Ser. 2002-01, 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB:
Ser. M001, Class A, 2.58%, VRDN, (Insd. by & Liq.: FHLMC)	2,918,502	2,918,502
Ser. M007, Class A, 2.58%, VRDN, (Insd. by & Liq.: FHLMC)	10,904,943	10,904,943
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
2.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,500,000	10,500,000
2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	815,000	815,000
Class F, 2.91%, VRDN, (Gtd. by & SPA: Lloyds TSB Group plc)	1,090,000	1,090,000
Class EC-002, 2.43%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	13,000	13,000
Oakland, CA Redev. Agcy. MHRB, 2.68%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	4,800,000	4,800,000
Simi Valley, CA MHRB, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,295,000	16,295,000

		67,641,445

INDUSTRIAL DEVELOPMENT REVENUE 9.8%
California CDA IDRB, Santos Proj., Ser. A, 2.70%, VRDN, (LOC: California Bank & Trust)	2,860,000	2,860,000
California CDA RB, Triple H Investors Proj., 2.65%, VRDN, (LOC: Union Bank of California)	520,000	520,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
California EDA RB, Killion Inds. Proj., 2.75%, VRDN, (LOC: Union Bank of California)	$2,530,000	$2,530,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 2.53%, VRDN, (LOC: Comerica, Inc.)	2,955,000	2,955,000
Haig Precision Manufacturing Corp., 2.74%, VRDN, (SPA: Bank of the West)	1,990,000	1,990,000
Lance Camper Manufacturing Corp.:
Ser. 2000A, 2.50%, VRDN, (LOC: Comerica, Inc.)	4,000,000	4,000,000
Ser. 2000B, 2.50%, VRDN, (LOC: Comerica, Inc.)	270,000	270,000
Surtec, Inc. Proj., Ser. A, 2.53%, VRDN, (LOC: Comerica, Inc.)	1,650,000	1,650,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 2.68%, VRDN, (LOC: Regions Finl. Corp.)	1,600,000	1,600,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 7.00%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,275,000	1,275,000
Los Angeles, CA IDA Empowerment Zone Facs. RB, AAA Packing and Shipping Proj., Ser. 2000, 2.35%, VRDN, (LOC: City Natl. Bank & California State Teachers’ Retirement Sys.)	3,000,000	3,000,000
Riverside Cnty., CA IDRB:
Empowerment Zone Facs., Guy Evans, Inc. Proj., 2.50%, VRDN, (LOC: California Bank & Trust)	6,080,000	6,080,000
Triple H Processors Proj., 2.65%, VRDN, (LOC: Union Bank of California)	1,320,000	1,320,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 2.55%, VRDN, (LOC: California State Teachers’ Retirement Sys. & Union Bank of California)	1,450,000	1,450,000
Ser. B, 2.55%, VRDN, (LOC: California State Teachers’ Retirement Sys. & Union Bank of California)	1,300,000	1,300,000

		32,800,000

MISCELLANEOUS REVENUE 13.2%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	1,500,000	1,500,667
California Infrastructure EDRB, Society for the Blind Proj., 2.55%, VRDN, (LOC: U.S. Bank)	2,275,000	2,275,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 2.60%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 2.60%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 2.55%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 2.55%, VRDN, (LOC: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 2.60%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 2.60%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Columbus, IN Repair & Renovation Sch. Bldg. Corp. RB, PUTTER, Ser. 1079B, 2.58%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co. )	7,095,000	7,095,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,066,135
JPMorgan Chase & Co. RB, PUTTER, Ser. 2382, 2.73%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	60,000	60,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.90%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/01/2009, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		44,136,802

RESOURCE RECOVERY 5.7%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 2.60%, VRDN, (LOC: Wells Fargo)	6,000,000	6,000,000
BLT Enterprises Proj., Ser. A, 2.73%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Napa Recycling & Waste, Ser. A, 2.73%, VRDN, (LOC: Union Bank of California)	4,220,000	4,220,000
Rewar-Penas Disposal Proj., Ser. A, 2.73%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 2.73%, VRDN, (LOC: Comerica, Inc.)	335,000	335,000

		19,180,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 7.2%
Austin Trust Cert., Ser. 2007-315, 2.49%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	$9,425,000	$9,425,000
Puerto Rico Sales Tax Financing Corp. RB:
ROC RR-II-R-11147, Class A, 2.48%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, N.A.)	5,550,000	5,550,000
Ser. 2006-1989, 2.49%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	9,200,000	9,200,000

		24,175,000

STUDENT LOAN 1.4%
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 2.83%, VRDN, (LOC: Branch Bank & Trust Co.)	4,495,000	4,495,000

TOBACCO REVENUE 7.7%
Golden State Tobacco Securitization Corp. RB:
ROC RR-II-R-12210, 2.47%, VRDN, (Insd. by Berkshire Natl. Indemnity Co. & Liq.: Bank of New York Mellon Corp.)	19,800,000	19,800,000
Ser. 1421, 4.01%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	6,000,000	6,000,000

		25,800,000

TRANSPORTATION 2.2%
California Bay Area Toll & Bridge Auth. RB, PUTTER, Ser. 2638, 2.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,245,000	7,245,000

UTILITY 10.2%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.60%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,800,000	1,800,000
Long Beach, CA RB, Natural Gas Proj.:
Ser. 2133, 2.57%, VRDN, (Gtd. by Morgan Stanley)	10,000,000	10,000,000
Ser. 2143, 2.57%, VRDN, (Gtd. by Morgan Stanley)	5,000,000	5,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.45%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	5,840,000	5,840,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,500,000	3,500,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R-10316CE, 2.49%, VRDN, (Liq.: CitiBank, NA)	8,000,000	8,000,000

		34,140,000

WATER & SEWER 0.8%
California Dept. Water Resources RB, PUTTER, Ser. 2665, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,750,000	1,750,000
Hanford, CA Sewer RB, Ser. A, 2.47%, VRDN, (Gtd. by California State Teachers’ Retirement Sys.)	950,000	950,000

		2,700,000

Total Investments (cost $333,662,274) 99.7%		333,662,274
Other Assets and Liabilities 0.3%		1,120,804

Net Assets 100.0%		$334,783,078

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of April 30, 2008:

California	70.1%
Puerto Rico	10.7%
Indiana	5.8%
Texas	3.8%
Delaware	2.8%
Florida	2.0%
North Carolina	1.4%
New Hampshire	1.1%
Pennsylvania	0.7%
Georgia	0.5%
Minnesota	0.5%
Non-state specific	0.6%

100.0%

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	333,662,274
Level 3 – Significant Unobservable Inputs	0

Total	$333,662,274

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 11.6%
Abbey National plc:
2.64%, 07/02/2008	$50,000,000	$50,020,829
2.96%, 05/13/2008	100,000,000	100,000,000
Allied Irish Banks plc, 3.21%, 05/19/2008	100,000,000	100,000,000
Barclays Bank plc, 2.90%, 07/21/2008	35,000,000	35,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	100,000,000	100,000,000
Citibank, NA, 2.52%, 06/19/2008	50,000,000	50,000,000
Credit Suisse First Boston Corp., 2.76%, 07/03/2008	50,000,000	49,995,742
Deutsche Bank AG, 2.91%, 07/07/2008	100,000,000	100,000,000
Harris Bankcorp, Inc., 2.85%, 07/18/2008	50,000,000	50,000,000
National Bank of Canada, 3.02%, 06/11/2008	100,000,000	100,001,017
Royal Bank of Scotland, 4.61%, 05/06/2008	125,000,000	125,000,000

Total Certificates of Deposit (cost $860,017,588)		860,017,588

COMMERCIAL PAPER 48.0%
Asset-Backed 25.9%
Barton Capital Corp.:
2.50%, 05/01/2008	40,000,000	40,000,000
2.73%, 05/05/2008	45,000,000	44,986,350
2.87%, 05/21/2008	55,000,000	54,912,306
Belmont Funding, LLC:
3.00%, 05/01/2008	35,000,000	35,000,000
3.35%, 05/22/2008	110,000,000	109,785,042
Bryant Park Funding, LLC:
2.72%, 05/13/2008	86,370,000	86,291,691
2.75%, 05/15/2008	22,305,000	22,281,146
Charta Corp.:
2.75%, 05/05/2008	35,000,000	34,989,306
2.90%, 06/18/2008	45,000,000	44,826,000
2.90%, 06/19/2008	30,000,000	29,881,583
Chesham Finance, LLC:
2.95%, 05/01/2008	35,000,000	35,000,000
3.30%, 05/27/2008	50,000,000	49,880,833
3.35%, 05/28/2008	35,000,000	34,912,062
5.16%, 07/08/2008	25,000,000	24,756,569
Concord Minuteman Capital Co., LLC:
3.20%, 07/25/2008	35,000,000	34,735,556
3.25%, 06/02/2008	70,000,000	69,797,778
Crown Point Capital Co.:
3.25%, 05/08/2008	65,000,000	64,958,924
3.26%, 06/03/2008	70,000,000	69,790,817
Ebury Finance, LLC, 3.00%, 05/01/2008	145,000,000	145,000,000
Elysian Funding, LLC, 3.20%, 05/09/2008	50,000,000	49,964,444
Fairway Finance Corp., 2.90%, 05/15/2008	75,000,000	74,915,417
Falcon Asset Securitization Co., LLC:
2.70%, 05/16/2008	35,000,000	34,960,625
2.85%, 05/27/2008	50,000,000	49,897,083
Gemini Securitization Corp.:
2.75%, 05/13/2008	50,000,000	49,954,167
3.00%, 05/20/2008	18,272,000	18,243,069
Kitty Hawk Funding Corp., 2.87%, 05/23/2008	38,000,000	37,933,352
Lexington Parker Capital Corp., LLC, 3.20%, 07/24/2008	100,000,000	99,253,333
Ranger Funding Co., LLC:
2.61%, 06/19/2008	35,000,000	34,875,663
2.68%, 06/19/2008	50,000,000	49,817,611
2.70%, 07/02/2008	30,000,000	29,860,500

1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Ticonderoga Funding, LLC:
2.75%, 05/08/2008	$40,000,000	$39,978,611
2.86%, 05/23/2008	70,000,000	69,877,656
Windmill Funding Corp., 2.93%, 05/22/2008	100,000,000	99,829,083
Yorktown Capital, LLC:
2.67%, 07/25/2008	100,000,000	99,369,583
2.68%, 07/09/2008	50,000,000	49,743,167

		1,920,259,327

Capital Markets 1.7%
Lehman Brothers Holdings, Inc.:
2.65%, 05/01/2008	40,000,000	40,000,000
3.27%, 05/23/2008 +	35,000,000	35,000,000
Merrill Lynch & Co., Inc., 2.90%, 05/19/2008	50,000,000	49,927,500

		124,927,500

Commercial Banks 17.7%
Anglo Irish Bank Corp. plc:
2.84%, 05/29/2008	25,000,000	24,944,778
2.89%, 05/21/2008	70,000,000	69,887,611
3.12%, 05/06/2008	15,000,000	14,993,500
3.25%, 05/01/2008	21,012,000	21,012,000
Bank of Montreal, 3.11%, 05/05/2008	50,000,000	49,982,750
Barclays U.S. Funding, LLC, 2.69%, 09/12/2008	100,000,000	98,998,722
BNP Paribas SA:
2.66%, 05/15/2008	55,000,000	54,943,105
2.75%, 05/19/2008	50,000,000	49,931,250
Danske Corp., 2.80%, 05/23/2008	100,000,000	99,828,889
DEPFA BANK plc, 2.84%, 05/20/2008	100,000,000	99,850,111
Erste Finance, LLC, 2.70%, 05/07/2008	110,000,000	109,950,500
Fortis Funding, LLC:
2.39%, 05/01/2008	25,000,000	25,000,000
2.83%, 05/23/2008	75,000,000	74,870,292
Lloyds Bank plc, 2.69%, 05/29/2008	100,000,000	99,790,778
Natixis, 2.78%, 05/23/2008	50,000,000	49,915,056
Rabobank USA Financial Corp., 2.65%, 05/16/2008	100,000,000	99,889,583
Skandinaviska Enskilda Banken AB, 2.87%, 05/23/2008	100,000,000	99,824,611
Societe Generale:
2.81%, 05/13/2008	50,000,000	49,953,167
2.85%, 05/21/2008	50,000,000	49,920,833
Wells Fargo & Co., 2.25%, 05/01/2008	70,000,000	70,000,000

		1,313,487,536

Diversified Financial Services 1.3%
Bank of America Corp., 2.78%, 06/20/2008	100,000,000	99,613,889

Thrifts & Mortgage Finance 1.4%
Nationwide Building Society, 2.85%, 05/27/2008	100,000,000	99,794,166

Total Commercial Paper (cost $3,558,082,418)		3,558,082,418

CORPORATE BONDS 23.3%
Capital Markets 7.1%
Bear Stearns Cos., FRN:
2.84%, 05/06/2008 +	50,000,000	50,000,000
2.86%, 05/14/2008 +	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., FRN, 2.82%, 06/27/2008 +	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN, 3.06%, 05/22/2008	50,000,000	50,000,000

2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Morgan Stanley, FRN:
2.84%, 05/15/2008	$200,000,000	$200,000,000
2.85%, 05/06/2008	100,000,000	100,000,000

		525,000,000

Commercial Banks 2.6%
Bank One Corp., 2.625%, 06/30/2008	15,000,000	14,934,662
Branch Banking & Trust Co., 4.81%, 05/19/2008	75,000,000	75,000,000
WestLB AG, FRN, 2.79%, 05/12/2008 144A	100,000,000	100,000,000

		189,934,662

Consumer Finance 7.4%
American Express Centurion Bank, FRN:
2.94%, 05/07/2008	75,000,000	75,000,000
2.97%, 05/14/2008	20,000,000	20,000,000
American Express Co., FRN, 2.80%, 05/20/2008	70,000,000	70,000,000
American Honda Finance Corp., FRN:
2.84%, 07/10/2008 144A	50,000,000	50,000,000
3.17%, 05/20/2008 144A	100,000,000	100,000,000
General Electric Capital Corp., FRN, 2.42%, 05/01/2008	75,000,000	74,982,656
Toyota Motor Credit Corp., FRN:
2.46%, 05/01/2008	100,000,000	100,000,000
2.77%, 05/12/2008	60,000,000	60,000,000

		549,982,656

Diversified Telecommunication Services 0.5%
BellSouth Corp., 4.97%, 04/27/2009 144A	40,000,000	40,506,063

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	125,000,000	125,061,100

Insurance 3.1%
Allstate Corp., FRN, 2.92%, 05/27/2008	35,000,000	35,000,000
Genworth Financial, Inc., FRN, 2.72%, 05/11/2008	25,000,000	25,000,000
Hartford Life Global Holdings, FRN, 3.07%, 06/16/2008	50,000,000	50,000,000
Jackson National Life Global Holdings, FRN, 4.21%, 05/12/2008 144A	45,000,000	45,000,000
MetLife, Inc., FRN, 3.09%, 07/14/2008 144A	75,000,000	75,000,000

		230,000,000

IT Services 0.9%
IBM Corp., FRN, 2.66%, 05/06/2008 144A	66,200,000	66,172,754

Total Corporate Bonds (cost $1,726,657,235)		1,726,657,235

FUNDING AGREEMENTS 3.8%
Jackson National Life Funding Agreement, 2.75%, 07/01/2008 +	75,000,000	75,000,000
Transamerica Occidental Funding Agreement:
2.85%, 07/01/2008 +	135,000,000	135,000,000
2.93%, 05/01/2008 +	70,000,000	70,000,000

Total Funding Agreements (cost $280,000,000)		280,000,000

MUNICIPAL OBLIGATIONS 0.7%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 2.95%, VRDN, (LOC: Bank of America Corp.)	8,300,000	8,300,000

Miscellaneous Revenue 0.6%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 2.95%, VRDN, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $50,130,000)		50,130,000

TIME DEPOSIT 0.9%
Societe Generale, 2.31%, 05/01/2008 (cost $67,969,951)	67,969,951	67,969,951

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 5.7%
FHLB, 2.43%, 04/14/2009	$75,000,000	$75,000,000
FHLMC:
2.50%, 05/18/2009	120,000,000	120,000,000
FRN, 2.70%, 05/19/2008	75,000,000	75,000,000
FNMA, FRN, 2.45%, 05/01/2008	150,000,000	149,979,918

Total U.S. Government & Agency Obligations (cost $419,979,918)		419,979,918

YANKEE OBLIGATIONS – CORPORATE 5.9%
Commercial Banks 5.2%
Bank of Ireland, FRN, 2.79%, 05/19/2008 144A	110,000,000	110,000,000
HSH Nordbank AG, FRN, 2.81%, 05/21/2008 144A +	50,000,000	50,000,000
Royal Bank of Canada, FRN, 2.71%, 05/06/2008 144A	100,000,000	100,000,000
Royal Bank of Scotland, FRN:
2.44%, 09/19/2008 144A	75,000,000	75,000,000
2.51%, 05/01/2008 144A	50,000,000	50,000,000

		385,000,000

Insurance 0.7%
Irish Life & Permanent plc, FRN, 2.90%, 05/22/2008 144A	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $435,000,000)		435,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 2.70% q (cost $74,591)	74,591	74,591

Total Investments (cost $7,397,911,701) 99.9%		7,397,911,701
Other Assets and Liabilities 0.1%		4,249,472

Net Assets 100.0%		$7,402,161,173

+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2008.

q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$74,591
Level 2 – Other Significant Observable Inputs	7,397,837,110
Level 3 – Significant Unobservable Inputs	0

Total	$7,397,911,701

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 5.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.43%, VRDN, (LOC: Bank of America Corp.)	$5,500,000	$5,500,000
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 2.59%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 2.59%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	5,900,000	5,900,000
Houston, TX Arpt. Sys. RB, Ser. 0404, 6.00%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	1,100,000	1,100,000
Metropolitan Washington, DC Arpt. Auth. RB, Ser. 736, 2.95%, 07/17/2008, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	9,285,000	9,285,000
Miami-Dade Cnty., FL Aviation RB, Eagle-20070073, Class A, 2.57%, VRDN, (LOC: MBIA)	59,300,000	59,300,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.25%, VRDN, (Gtd. by Boeing Co.)	20,210,000	20,210,000
Ser. B, 3.25%, VRDN, (Gtd. by Boeing Co.)	15,230,000	15,230,000
Wayne Cnty., MI Arpt. Auth. RB, Ser. 203, 2.56%, VRDN, (SPA: Svenska Handelsbank)	22,525,000	22,525,000

		145,450,000

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc. Proj., Ser. 2001-A, 2.85%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Bay Cnty., FL RB, Methodist Home for Aging, Ser. 2000, 2.58%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 2.79%, VRDN, (LOC: SunTrust Banks, Inc.)	695,000	695,000

		11,880,000

EDUCATION 5.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-03, 2.45%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Bank of New York Munitops Cert. Trust RB, 2.50%, 05/15/2008, (Insd. by MBIA & SPA: Bank of New York Mellon Corp.)	17,150,000	17,150,000
Broward Cnty., FL Sch. Board Cert. Trust RB:
ROC-RR-II-R-11390, 2.48%, VRDN, (LOC: Assured Guarantee & Liq.: CitiBank, NA)	6,000,000	6,000,000
ROC-RR-II-R-6022, 2.48%, VRDN, (Liq.: CitiBank, NA)	5,145,000	5,145,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 2.95%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,730,000	1,730,000
Central Washington Univ. RB, ROC-RR-II-R-2121, 2.48%, VRDN, (LOC: CitiBank, NA)	8,280,000	8,280,000
Colorado Edl. & Cultural Facs. Auth. RB:
Vail Mountain Sch. Proj., 2.56%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Vail Valley Proj., Ser. 2007, 2.53%, VRDN, (LOC: U.S. Bank)	5,970,000	5,970,000
Columbus, GA Dev Auth. RB, Foundation Properties, Inc., Art & Theatre Bldg. Proj., Ser. 2007, 2.58%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,145,000	2,145,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj., 2.46%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 2.58%, VRDN, (LOC: Bank of North Georgia)	4,345,000	4,345,000
King Cnty., WA Sch. Dist. No. 401 RB, Highline Pub. Sch. Proj., Ser. 2224, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	9,595,000	9,595,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 2.58%, VRDN, (LOC: Columbus Bank & Trust Co.)	6,315,000	6,315,000
Massachusetts Dev. Finl. Agcy. RB, Fay Sch. Issue, Ser. 2008, 2.43%, VRDN, (Insd. by TD Banknorth, NA)	7,000,000	7,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 560, 2.89%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	17,145,000	17,145,000
Palm Beach Cnty., FL Sch. Board Cert. RB, Ser. 6008, 2.48%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	4,140,000	4,140,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
2.53%, VRDN, (LOC: Branch Bank & Trust Co.)	11,305,000	11,305,000
Ser. A, 2.53%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Seneca Gardens, KY Edl. Facs. RB, Louisville Presbyterian Seminary Proj., Ser. 2005, 2.90%, VRDN, (LOC: Natl. City Bank of Kentucky)	4,980,000	4,980,000
South Carolina Edl. Facs. Auth. RB, Erskine College Proj., 2.58%, VRDN, (LOC: Natl. Bank of South Carolina)	5,750,000	5,750,000

1

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Summit Cnty., OH RB, Western Academy Reserve, 2.69%, VRDN, (LOC: KeyCorp)	$230,000	$230,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 2.47%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Sch. Dist. TAN, 4.00%, 09/17/2008	10,000,000	10,020,546
Washington Cnty., PA RRB, Univ. of Pennsylvania, Ser. 2004, 2.70%, VRDN, (Gtd. by Univ. of Pennsylvania)	150,000	150,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 2.50%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000

		153,105,546

GENERAL OBLIGATION – LOCAL 2.7%
ABN AMRO Munitops Cert. Trust GO:
Ser. 2003-18, 2.51%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,495,000	9,495,000
Ser. 2006-39, 2.45%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,730,000	9,730,000
Chattanooga, TN GO, ROC-RR-II-R-1026, 21st Century Waterfront Proj., 2.51%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	3,765,000	3,765,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 2.60%, 05/01/2008, (LOC: U.S. Bank)	6,350,000	6,354,382
Cook Cnty., IL First Dist. GO, Ser. 566, 2.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,180,000	5,180,000
Cook Cnty., IL GO, Ser. 559, 2.58%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Escondido, CA GO, Ser. 2587, 2.51%, VRDN, (Insd. by Berkshire Natl. Indemnity Co. & Liq.: Morgan Stanley)	1,995,000	1,995,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 2.68%, VRDN, (Insd. by FGIC)	2,760,000	2,760,000
Honolulu, HI GO, ROC-RR-II-R-12066, 2.49%, VRDN, (Insd. by FSA)	5,520,000	5,520,000
Suffolk Cnty., NY GO TAN, Ser. I, 3.50%, 08/14/2008	12,000,000	12,022,387
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 3.80%, 07/01/2008, (Liq.: U.S. Bank)	8,495,000	8,521,575

		68,343,344

GENERAL OBLIGATION – STATE 5.1%
California GO RAN, 4.00%, 06/30/2008	25,000,000	25,025,351
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 2.59%, VRDN, (Liq.: State Street Corp.)	29,693,000	29,693,000
Ser. 2007-32, 2.48%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Delaware GO, PUTTER, Ser. 2633, 2.51%, VRDN	14,565,000	14,565,000
District of Columbia GO, ROC-RR-II-R-11386, 2.48%, VRDN, (LOC: FSA & Liq.: CitiBank, NA)	3,900,000	3,900,000
Florida Board of Ed. GO:
ROC-RR-II-R-0482, 2.43%, VRDN, (LOC: CitiBank, NA)	7,130,000	7,130,000
Ser. 137, 2.43%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,960,000	2,960,000
Florida Dept. of Trans. GO, ROC-RR-II-R-1001, 2.43%, VRDN, (Liq.: Citigroup, Inc.)	5,430,000	5,430,000
Texas GO:
Ser. 1016, 2.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,275,000	3,275,000
Ser. 2007, 4.50%, 08/28/2008	25,000,000	25,062,732
Washington GO, PUTTER, Ser. 2640, 2.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000

		141,536,083

HOSPITAL 11.8%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.59%, VRDN, (LOC: Columbus Bank & Trust Co.)	16,040,000	16,040,000
Methodist Home for the Aging, 3.93%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 2.88%, VRDN, (Gtd. by Columbus Bank & Trust Co.)	8,245,000	8,245,000
Franklin Cnty., OH Trinity Hlth. Term Tender CR, 2.30%, 12/04/2008, (Insd. by AMBAC)	20,000,000	20,011,853
Georgetown, MI, Econ. Dev. Corp. RB, Sunset Manor Proj., Ser. 2000, 2.68%, VRDN, (LOC: Huntington Natl. Bank)	8,860,000	8,860,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj.:
Ser. A, 2.50%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 2.55%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Illinois Fin. Auth. RB, Advocate Hlth. Care, Ser. 2008-A-2, 1.90%, 02/05/2009, (Gtd. by Advocate Health)	17,055,000	17,055,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 2.58%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000

2

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 2.65%, VRDN, (LOC: Bank of America Corp.)	$800,000	$800,000
Kentucky EDA St. Luke’s Hosp. RB, PFOTER, 2.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	500,000	500,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Ser. 566, 3.39%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,845,000	13,845,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 2.49%, VRDN, (LOC: Bank One)	720,000	720,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 2.47%, VRDN, (LOC: Union Planters Bank)	3,580,000	3,580,000
Cenikor Foundation Proj., 2.47%, VRDN, (LOC: Union Planters Bank)	2,680,000	2,680,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 2.45%, VRDN, (LOC: Bank of America Corp.)	1,111,000	1,111,000
Macon Trust Variable Cert., Ser 2007-343, 2.68%, VRDN, (LOC: Bank of America Corp.)	50,000,000	50,000,000
Miami, FL, Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 2.44%, VRDN, (LOC: WestLB AG)	11,095,000	11,095,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 2.11%, VRDN, (LOC: Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 2.63%, VRDN, (LOC: Regions Bank)	980,000	980,000
New Hampshire Hlth. & Edl. Facs. RB, New London Hosp., Ser. 2007, 2.47%, VRDN, (LOC: Fortis Bank)	10,000,000	10,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 2.42%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,125,000	3,125,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 2.58%, VRDN, (LOC: SunTrust Banks, Inc.)	360,000	360,000
Palmetto Health Alliance Term Tender CR, Ser. 2008-AK, 2.65%, 07/24/2008, (LOC: Branch Bank & Trust)	30,000,000	30,042,515
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 2.42%, VRDN, (LOC: Lloyds TSB Group plc)	8,100,000	8,100,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 2.58%, VRDN, (LOC: Natl. Bank of South Carolina)	2,000,000	2,000,000
South Carolina Jobs EDA Hosp. Facs. RB, Cannon Mem. Hosp., Ser. A, 2.58%, VRDN, (LOC: Natl. Bank of South Carolina)	2,945,000	2,945,000
Springfield, TN Hlth. & Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 2.49%, VRDN, (LOC: Amsouth Bancorp)	3,000,000	3,000,000
Tarrant Cnty., TX Ed. Facs. Methodist Hosp. Term Tender CR, Ser. 2007B-1, 2.79%, 07/22/2008, (LOC: AMBAC)	25,000,000	25,004,928
University of Pennsylvania Hlth. Sys. Term Tender CR:
Ser. A, 2.90%, 11/14/2008	20,840,000	20,856,358
Ser. D, 2.95%, 11/18/2008	26,670,000	26,691,401
Wisconsin Hlth. & Edl. Aurora Hlth. RB, Ser. 543, 2.42%, VRDN, (Liq.: Bank of New York Mellon Corp.)	12,000,000	12,000,000

		315,188,055

HOUSING 20.8%
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 2.91%, VRDN, (LOC: SunTrust Banks, Inc.)	3,865,000	3,865,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 2.61%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,845,000	4,845,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 2.48%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,280,000	9,280,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 2.51%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL MHRB, Cypress Grove Apts., Ser. B, 3.03%, VRDN, (LOC: CitiBank, NA)	4,270,000	4,270,000
California HFA MHRB, Ser. A, 2.90%, VRDN, (Liq.: U.S. Bank)	100,000	100,000
California Hsg. Fin. Agcy. RB, Ser. F, 2.55%, VRDN, (LOC: Fortis Bank)	28,120,000	28,120,000
California Statewide CDA MHRB:
ROC-RR-II-R-13063CE, 2.59%, VRDN, (Gtd. by CitiBank, NA)	13,400,000	13,400,000
ROC-RR-II-R-13064CE, 2.59%, VRDN, (Gtd. by CitiBank, NA)	14,255,000	14,255,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Ct. Proj., 4.30%, VRDN, (LOC: First Tennessee Bank)	1,300,000	1,300,000
Chester Cnty., PA IDA RB, West Chester Univ. of PA Student Hsg. Proj., Ser. 2008-A, 2.43%, VRDN, (LOC: Citizens Bank)	8,000,000	8,000,000
Class B Revenue Bond Cert. Trust, Ser. 2001-02, 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 2.58%, VRDN, (SPA: State Street Corp.)	1,726,055	1,726,055
Ser. 2002-09, 2.63%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	18,350,000	18,350,000
Ser. 2004-10, 2.58%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	6,374,000	6,374,000
Ser. 2005-14, 2.55%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,411,000	3,411,000
Ser. 2006-06, 2.53%, VRDN, (Liq.: State Street Corp.)	4,318,000	4,318,000

3

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 2.61%, VRDN, (Insd. by FHLMC)	$6,155,000	$6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 2.78%, VRDN, (LOC: Columbus Bank & Trust Co.)	4,150,000	4,150,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 2.82%, VRDN, (Insd. by FNMA)	14,800,000	14,800,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 2.69%, VRDN, (LOC: SunTrust Banks, Inc.)	2,510,000	2,510,000
Tyler House Trust, Ser. 1995-A, 2.61%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	14,200,000	14,200,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 2.48%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	3,600,000	3,600,000
FHLMC MHRB, Ser. M001, Class A, 2.58%, VRDN, (Insd. by & Liq.: FHLMC)	11,674,008	11,674,008
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 2.58%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 2.21%, VRDN, (Insd. by FHLMC)	6,635,000	6,635,000
Maitland Apts. Proj., 2.54%, VRDN, (Insd. by FHLMC)	9,345,000	9,345,000
Spring Haven Apts. Proj., 2.58%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 2.65%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Hamilton Cnty., OH MHRB, Forest Ridge Apt. Proj., 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	10,400,000	10,400,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 2.56%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	7,815,000	7,815,000
Macon Trust Pooled Cert.:
Ser. 1997, 2.59%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	625,000	625,000
Ser. 1998A, 2.67%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	344,000	344,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	163,000	163,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 2.52%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
2.48%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,415,000	14,415,000
Class A:
2.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	25,995,000	25,995,000
2.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,970,000	54,970,000
Class B, 2.73%, VRDN, (Liq.: Lloyds TSB Group plc)	48,165,000	48,165,000
Class C, 2.73%, VRDN, (SPA: Lloyds TSB Group plc)	3,255,000	3,255,000
Class D, 2.66%, VRDN, (Liq.: Societe Generale)	8,035,000	8,035,000
Class EC-002, 2.43%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	744,000	744,000
Class G, 2.66%, VRDN, (LOC: & Liq.: FMNA)	20,050,000	20,050,000
Class I, 2.68%, VRDN, (Liq.: Lloyds TSB Group plc)	615,000	615,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek Apts. Proj., 4.40%, VRDN, (LOC: First Tennessee Bank)	4,800,000	4,800,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj., 2.51%, VRDN, (Insd. by FHLMC)	4,750,000	4,750,000
Miami Dade Cnty., FL HFA MHRB, ROC-RR-II-R-13043, 2.59%, VRDN, (LOC: FSA & Liq.: CitiBank, NA)	2,830,000	2,830,000
Minneapolis, MN MHRB, Stone Arch Apts., 2.60%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert., Carleton Lofts Proj., Class A, 2.63%, VRDN, (LOC: LaSalle Bank, NA)	8,245,000	8,245,000
MMA Finl. MHRB, Ser. A, Class A, 2.95%, VRDN, (Liq.: SunTrust Banks, Inc.)	2,700,000	2,700,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 2.73%, VRDN, (SPA: Danske Bank)	20,000,000	20,000,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.78%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
Oakland, CA Redev. Agcy. MHRB, 2.68%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	3,400,000	3,400,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 2.49%, VRDN, (LOC: KeyCorp)	1,140,000	1,140,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 2.57%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	8,838,750	8,838,750
Park Trails, OH RB, Ser. TR, 2.83%, VRDN, (Gtd. by AIG Retirement Svcs.)	1,800,000	1,800,000
Pinellas Cnty., FL HFA RB, PFOTER, 2.53%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	370,000	370,000
Simi Valley, CA MHRB, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	200,000	200,000

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
South Dakota HDA RB, ROC-RR-II-R-13046, 2.51%, VRDN, (LOC: CitiBank, NA)	$10,000,000	$10,000,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 2.75%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 2.78%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	4,350,000	4,350,000
Washington MHRB, Eaglepointe Apts., Ser. A, 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 2.61%, VRDN, (LOC: Marshall & Ilsley Corp.)	5,640,000	5,640,000

		556,057,813

INDUSTRIAL DEVELOPMENT REVENUE 12.3%
Alachua Cnty., FL IDRB, Florida Rock Proj., 2.60%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 2.38%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,693,000	1,693,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 2.15%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 2.64%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 2.62%, VRDN, (LOC: Bank of America Corp.)	320,000	320,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 2.68%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Box Elder Cnty., UT PCRRB, Nucor Corp. Proj., Ser. 2002, 2.65%, VRDN, (Gtd. by Nucor)	2,900,000	2,900,000
Brunswick & Glynn Cnty., GA EDRB, Epworth by the Sea Proj., 2.58%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,079,000	1,079,000
Butler, WI IDRB, Western States Envelope Co. Proj., 2.92%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,150,000	1,150,000
California CDA IDRB, American Biodiesel Proj., Ser. B, 2.40%, VRDN, (LOC: Wells Fargo & Co.)	8,000,000	8,000,000
California EDA RB, Killion Inds. Proj., 2.75%, VRDN, (LOC: Union Bank of California)	2,670,000	2,670,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 2.75%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 2.65%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 2.62%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.68%, VRDN, (LOC: Wells Fargo & Co.)	1,920,000	1,920,000
Colorado HFA EDRB:
Corey Bldg. Proj., Ser. A, 2.63%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Gressman Enterprises Proj., 2.60%, VRDN, (LOC: Wells Fargo & Co.)	3,300,000	3,300,000
Colorado HFA IDRB, Worldwest, LLP Proj., 2.55%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 2.65%, VRDN, (LOC: Bank of America Corp.)	250,000	250,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 2.58%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, 2.84%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 2.58%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 2.63%, VRDN, (LOC: Columbus Bank & Trust Co.)	7,190,000	7,190,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 2.69%, VRDN, (LOC: U.S. Bancorp)	1,525,000	1,525,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 2.71%, VRDN, (LOC: Harris Trust & Savings Bank)	1,635,000	1,635,000
Four Season Hsg., Inc. Proj., 3.22%, VRDN, (LOC: KeyCorp)	1,200,000	1,200,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 2.58%, VRDN, (LOC: Bank of America Corp.)	2,660,000	2,660,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 2.90%, VRDN, (LOC: AmSouth Bancorp)	2,740,000	2,740,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A1, 2.55%, VRDN, (LOC: RBC Centura Bank)	2,500,000	2,500,000
Ser. A2, 2.90%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.00%, VRDN, (LOC: SunTrust Banks, Inc.)	1,030,000	1,030,000
Fort Walton Proj., Ser. A-4, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	515,000	515,000
Novelty Crystal Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Suncoast Bakeries Proj., Ser. A-1, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	520,000	520,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 2.56%, VRDN, (LOC: Fifth Third Bancorp)	765,000	765,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 2.95%, VRDN, (LOC: Natl. City Corp.)	1,000,000	1,000,000

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 2.65%, VRDN, (LOC: Bank of America Corp.)	$800,000	$800,000
Hackleberg, AL IDRB, River Birch Homes Proj., 2.73%, VRDN, (LOC: AmSouth Bancorp)	400,000	400,000
Haleyville, AL IDRB, Door Components, LLC Proj., 2.58%, VRDN, (SPA: Canadian Imperial Bank)	1,200,000	1,200,000
Hamilton, AL IDRB, Quality Hsg. Proj., 2.63%, VRDN, (SPA: Canadian Imperial Bank)	610,000	610,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 2.69%, VRDN, (LOC: Crestar Bank)	660,000	660,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 2.76%, VRDN, (LOC: Associated Banc-Corp.)	1,385,000	1,385,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., 2.63%, VRDN, (LOC: First Comml. Bank)	2,665,000	2,665,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 2.81%, VRDN, (LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 2.54%, VRDN, (LOC: Rabobank Intl.)	7,400,000	7,400,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 2.49%, VRDN, (LOC: Bank One)	1,450,000	1,450,000
Iowa Fin. Auth. IDRB:
Embria Hlth. Sciences Proj., 2.53%, VRDN	2,000,000	2,000,000
Interwest Proj., 2.63%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,020,000	3,020,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.00%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 2.63%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Jewett, TX Econ. Dev. Corp. IDRRB, Nucor Corp. Proj., Ser. B, 2.65%, VRDN	5,400,000	5,400,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 2.63%, 05/01/2008, (SPA: Bay Hypo-Und Vereinsbank AG)	5,200,000	5,200,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 2.94%, VRDN, (LOC: U.S. Bancorp)	655,000	655,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 2.63%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,000,000	4,000,000
Lexington-Fayette Cnty., KY Govt. Indl. Bldg. RB, Cmnty. Action Council Proj., Ser. 2003, 2.90%, VRDN, (LOC: Natl. City Bank of Indiana)	2,375,000	2,375,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 2.58%, VRDN, (LOC: Rabobank Intl.)	5,850,000	5,850,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 2.60%, VRDN, (LOC: U.S. Bancorp)	2,300,000	2,300,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 2.56%, VRDN, (LOC: KeyCorp)	2,635,000	2,635,000
Massachusetts IFA IDRB, Portland Causeway Realty Trust Co., 2.30%, VRDN, (LOC: Sovereign Bancorp, Inc.)	3,300,000	3,300,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 2.90%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 2.50%, VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 2.58%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 2.71%, VRDN, (LOC: Heller Finl., Inc.)	4,040,000	4,040,000
Wilden Adventures Proj., 2.58%, VRDN, (LOC: Comerica Bank)	2,765,000	2,765,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 2.69%, VRDN, (LOC: Firstbank Corp.)	1,270,000	1,270,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 2.81%, VRDN, (SPA: Societe Generale)	3,135,000	3,135,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 2.58%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,300,000	3,300,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 2.53%, VRDN, (LOC: Amsouth Bank, NA)	2,945,000	2,945,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 2.58%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 2.65%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 2.60%, VRDN, (LOC: Bank of America Corp.)	1,725,000	1,725,000
Olathe, KS IDRB, Insulite Proj., 2.68%, VRDN, (LOC: U.S. Bancorp)	1,210,000	1,210,000
Oregon EDRB, Beef Northwest Feeders, Inc., 2.63%, VRDN, (LOC: Bank of America Corp.)	1,295,000	1,295,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 2.95%, VRDN, (LOC: U.S. Bancorp)	1,985,000	1,985,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 2.65%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 2.75%, VRDN, (LOC: Bank of California)	800,000	800,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., 2.63%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000

6

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 2.76%, VRDN, (LOC: Associated Banc-Corp.)	$1,500,000	$1,500,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.10%, VRDN, (LOC: U.S. Bancorp)	1,245,000	1,245,000
Port Bellingham, WA IDRB, BP West Coast Products, LLC Proj., 2.65%, VRDN, (Gtd. by BP plc)	1,000,000	1,000,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., 2.58%, VRDN, (LOC: Branch Bank & Trust Co.)	4,300,000	4,300,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 2.79%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 2.60%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., 2.69%, VRDN, (LOC: Associated Banc-Corp.)	1,725,000	1,725,000
Vortex Liquid Color Proj., 2.76%, VRDN, (LOC: Associated Banc-Corp.)	1,440,000	1,440,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 2.73%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, 2.58%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000
Compact Air Products, LLC, 2.56%, VRDN, (LOC: KeyCorp)	2,595,000	2,595,000
Ortec, Inc. Proj., Ser. B, 2.65%, VRDN, (LOC: Bank of America Corp.)	1,700,000	1,700,000
Roller Bearing Co. Proj., Ser. 1994-A, 2.00%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 2.69%, VRDN, (LOC: U.S. Bancorp)	1,770,000	1,770,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 2.97%, VRDN, (LOC: U.S. Bancorp)	1,180,000	1,180,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 2.33%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 2.83%, VRDN, (LOC: U.S. Bancorp)	2,140,000	2,140,000
Surry Cnty., VA IDA RB, Windsor Mill Proj., Ser. 2007, 2.53%, VRDN, (LOC: Wells Fargo & Co.)	3,745,000	3,745,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 2.63%, VRDN, (LOC: Regions Bank)	4,000,000	4,000,000
Tulsa, OK Indl. Auth. IDRB, YMCA of Greater Tulsa Proj., 2.68%, VRDN, (LOC: Bank of Oklahoma, NA)	5,510,000	5,510,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 2.56%, VRDN, (LOC: KeyCorp)	2,040,000	2,040,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 2.55%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.10%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 2.63%, VRDN, (LOC: Wells Fargo & Co.)	1,580,000	1,580,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 2.63%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 2.56%, VRDN, (LOC: KeyCorp)	1,195,000	1,195,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007, 2.64%, VRDN, (LOC: SunTrust Banks, Inc.)	4,275,000	4,275,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.89%, VRDN, (LOC: Crestar Bank)	1,665,000	1,665,000
Ser. B, 2.89%, VRDN, (LOC: Crestar Bank)	1,055,000	1,055,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 2.58%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Winnemucca, NV EDRB, Carry On Trailor, Inc. Proj., 2.85%, VRDN, (LOC: Regions Bank)	3,000,000	3,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 2.89%, VRDN, (LOC: Bank of the West)	3,580,000	3,580,000

		328,177,000

LEASE 1.2%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 2.63%, VRDN, (LOC: LaSalle Bank, NA)	1,376,067	1,376,067
ABN AMRO Munitops Cert. Trust RRB, Ser. 2005-33, 3.43%, VRDN, (LOC: AMBAC & SPA: Bank of America Corp.)	5,995,000	5,995,000
Goat Hill Properties Washington Lease RB, ROC RR-II-R 2173, 2.51%, VRDN, (Insd. by MBIA)	1,325,000	1,325,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.23%, VRDN, (LOC: Bank of America Corp.)	11,590,000	11,590,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.48%, VRDN, (Liq.: Morgan Stanley)	2,577,500	2,577,500
St. Lucie Cnty., FL Sch. Board COP, 2.46%, VRDN, (LOC: Bank of New York Mellon Corp.)	8,482,000	8,482,000

		31,345,567

MANUFACTURING 0.4%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 2.90%, VRDN, (LOC: SunTrust Banks, Inc.)	2,700,000	2,700,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 2.63%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 2.65%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000

		11,550,000

7

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 7.7%
Ascension Parish, LA RB, BASF Corp Proj., Ser. 1998, 2.61%, VRDN, (Gtd. by BASF Corp.)	$4,100,000	$4,100,000
Beaver Cnty., PA IDA Env. Impt. RB, BASF Corp. Proj., Ser. 1997, 2.61%, VRDN, (Gtd. by BASF Corp.)	3,100,000	3,100,000
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	6,000,000	6,002,668
Calhoun Cnty., TX Naval IDRB, British Petroleum Proj., Ser. 1998, 2.57%, VRDN, (Gtd. by BP plc)	13,100,000	13,100,000
Cassia Cnty., ID IDRB:
Oak Valley Land Corp. Proj., 2.63%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Vance Dairy Construction Proj., 2.63%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Clarksville, TN Pub. Bldg. Auth. RB, 2.55%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 2.63%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
Colorado Dept. of Trans. RAN, Ser. 2000, 6.00%, 06/15/2008, (Insd. by AMBAC)	2,050,000	2,058,144
Decatur, AL IDA RB, BP Amoco Chemical Co. Proj., Ser. 2001, 2.65%, VRDN, (Gtd. by BP plc)	2,500,000	2,500,000
Decatur, AL Indl. Dev. Board Solid Waste Disposal RB, Amoco Chemical Co. Proj., Ser. 1995, 2.65%, VRDN, (Gtd. by BP plc)	2,700,000	2,700,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 2.47%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., 2.63%, VRDN, (LOC: CoBank)	25,175,000	25,175,000
Florida State Lottery Board RB, ROC RR-II-R 12024, 3.22%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	2,230,000	2,230,000
Gloucester Cnty., NJ Indl. Pollution Fin. Auth. RRB, ExxonMobil Proj., 2.30%, VRDN, (Gtd. by ExxonMobil Corp.)	6,035,000	6,035,000
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj.:
2.65%, VRDN, (LOC: Royal Bank of Scotland)	3,500,000	3,500,000
Ser. 2001, 2.65%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,100,000	4,100,000
Gulf Coast of Texas Waste Disposal Auth. PCRB, ExxonMobil Proj., Ser. 2001-B, 2.70%, VRDN	8,450,000	8,450,000
Gulf Coast of Texas Waste Disposal Auth. RB:
BP Products North America, Inc. Proj., Ser. 2004, 2.65%, VRDN, (Gtd. by BP plc)	20,000	20,000
Citgo Petroleum Corp. Proj., 2.65%, VRDN, (SPA: Royal Bank of Scotland)	1,000,000	1,000,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 2.63%, VRDN, (LOC: Wells Fargo & Co.)	4,000,000	4,000,000
Illinois Fin. Dev. Auth. RB, Sexton Energy Proj., Ser. 2003, 2.47%, VRDN, (Gtd. by Fifth Third Bank)	6,840,000	6,840,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	25,000,000	25,165,526
JPMorgan Chase & Co. RB, PUTTER:
Ser. 2382, 2.73%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	7,705,000	7,705,000
Ser. 2383, 2.73%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	6,110,000	6,110,000
Lemont, IL Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2002, 2.65%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,500,000	3,500,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 2.63%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Lower Neches Valley, TX IDRB, Mobil Oil Refining Corp. Proj., Ser. 1999, 2.70%, VRDN, (Gtd. by ExxonMobil Corp.)	5,300,000	5,300,000
Lower Neches Valley, TX Indl. Dev. Corp. RRB, ExxonMobil Proj., Ser. 2001B-2, 2.70%, VRDN, (Gtd. by ExxonMobil Corp.)	1,600,000	1,600,000
Magnolia, AR IDRB, American Fuel Cell Proj., 2.84%, VRDN, (SPA: Commerce de France)	800,000	800,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. EC-001, 2.58%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,550,000	8,550,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, Ser. 2002-A, 2.53%, VRDN, (LOC: AmSouth Bancorp)	2,845,000	2,845,000
New Jersey EDA RB, Bayonne Impt. Proj., Ser. 1993-B, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	1,800,000	1,800,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 2.55%, VRDN, (Gtd. by Caterpillar, Inc.)	4,300,000	4,300,000
Plaquemines Parish, LA Env. RRB, BP Exploration & Oil Proj., Ser. 1995, 2.65%, VRDN, (SPA: BP plc)	1,400,000	1,400,000
Port Arthur, TX Navigation Dist. Env. Facs. IDRB, Fina Oil & Chemical Co. Proj., 3.10%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.63%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000

8

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	$3,420,000	$3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 2.49%, VRDN, (LOC: KeyCorp)	2,155,000	2,155,000

		205,046,338

PORT AUTHORITY 0.9%
Portland, OR Spl. Obl. RRB, Portland Bulk Terminal Proj., Ser. 2006, 2.60%, VRDN, (LOC: Canadian Imperial Bank)	24,000,000	24,000,000

PRE-REFUNDED 0.7%
Alaska Student Loan Corp. RB, Ser. 2001-A, 4.45%, 07/01/2008, (LOC: AMBAC)	3,015,000	3,023,068
Utah GO, Ser. 1998-A, 5.00%, 07/01/2008	14,725,000	14,781,353

		17,804,421

PUBLIC FACILITIES 0.4%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 4.30%, VRDN, (LOC: First Tennessee Bank)	9,530,000	9,530,000

RESOURCE RECOVERY 1.3%
Michigan Solid Waste Disposal RB, L’Anse Warden Co. Proj., Ser. 2008, 2.65%, VRDN	19,215,000	19,215,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 2.88%, VRDN, (LOC: Bank of Tokyo-Mitsubishi, Ltd.)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 2.88%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		35,215,000

SOLID WASTE 6.4%
Gilliam Cnty., OR Solid Waste Disposal RB, Waste Mgmt. Proj., 2.60%, VRDN, (LOC: JPMorgan Chase & Co.)	7,850,000	7,850,000
Iowa Fin. Auth. Solid Waste Disposal RB:
Jacksonville Farm Proj., 2.68%, VRDN, (LOC: SunTrust Banks, Inc.)	4,280,000	4,280,000
Real Estate Iowa One Proj., 2.58%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Ronnie & Randy Hunt Proj., Ser. 2007, 2.63%, VRDN, (LOC: Wells Fargo & Co.)	3,250,000	3,250,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 2.63%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 2.63%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., 2.58%, VRDN, (Liq.: Rabobank Neder)	6,500,000	6,500,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB, Sorio Bravo Dairy Farm, Ser. 2002, 2.63%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
3.05%, 05/07/2008 VRDN, (Gtd. by Flint Hills Resources)	33,000,000	33,000,000
Ser. 2002-A, 2.79%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 2.93%, VRDN, (Gtd. by Flint Hills Resources)	32,000,000	32,000,000
Stevens Cnty., MN Solid Waste Disposal RB:
Darnen Dairy Proj., 2.58%, VRDN, (LOC: Wells Fargo & Co.)	3,800,000	3,800,000
Riverview Dairy Proj., 2.51%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy LLP Proj., Ser. 2008, 2.55%, VRDN, (LOC: Bank of North Dakota)	10,000,000	10,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 2.58%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 2.58%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 2.58%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., 2.63%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		170,330,000

SPECIAL TAX 2.7%
ABN AMRO Munitops RB, Ser. 2002-24, 3.43%, VRDN, (LOC: ABN AMRO Bank)	2,700,000	2,700,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 2.73%, VRDN, (LOC: Northern Trust Co.)	5,220,000	5,220,000
Ser. B, 2.73%, VRDN, (LOC: Northern Trust Co.)	2,500,000	2,500,000

9

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Clark Cnty., NV Hwy. Impt. RB, ROC-RR-II-R-11391, 2.48%, VRDN, (LOC: Assured Guarantee & Liq.: CitiBank, NA)	$6,000,000	$6,000,000
Collier Cnty., FL Gas Tax RB, ROC-RR-II-R-3041, 3.22%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	5,305,000	5,305,000
Dallas, TX Area Rapid Trans. Macon Variable Cert., Ser. 2007-326, 2.51%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,300,000	4,300,000
Louisiana Gas & Fuels RB, ROC-RR-II-R-661, 2.48%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	16,665,000	16,665,000
Miami-Dade Cnty., FL TOC, Ser. Z-09, 3.33%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	8,130,000	8,130,000
New Mexico Fin. Auth. Trans. RB, PUTTER, Ser. 435, 2.58%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	8,645,000	8,645,000
Phoenix, AZ Civic Improvement Corp. Excise Tax RB, ROC-RR-II-R-11388, 2.48%, VRDN, (LOC: FGIC & Liq.: CitiBank, NA)	6,500,000	6,500,000
South Carolina Trans. Infrastructure RB, Ser. 2586, 2.51%, VRDN, (LOC: AMBAC & Liq.: Morgan Stanley)	4,715,000	4,715,000
State of Washington Motor Vehicle Tax, Ser. 2002-B, 2.50%, VRDN, (Insd. by FSA & LOC: Bank of New York Mellon Corp.)	2,754,500	2,754,500

		73,434,500

STUDENT LOAN 3.7%
Branch Bank & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 2.83%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 2.83%, VRDN, (Liq.: Branch Bank & Trust Co.)	21,695,000	21,695,000
Ser. 2064, 2.83%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,445,000	18,445,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Municipal Products Trust, Inc. Cert., Ser. L-33, 2.73%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000

		99,230,000

TOBACCO REVENUE 1.0%
Badger Tobacco Asset Security Corp. Floater RB, 2.39%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,760,000	3,760,000
New York Tobacco Trust RB, PFOTER:
Ser. 1347, 2.65%, VRDN, (Gtd. by & SPA: Merrill Lynch & Co., Inc.)	700,000	700,000
Ser. 1360, 2.66%, VRDN, (Gtd. by & SPA: Merrill Lynch & Co., Inc.)	21,600,000	21,600,000

		26,060,000

TRANSPORTATION 0.8%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 2.93%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	853,000	853,000
Metropolitan Atlanta Rapid Transit Auth. RB, PFOTER, Ser. 3945, 2.46%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	13,065,000	13,073,100
Metropolitan Trans. Auth. of New York RB, 2.44%, VRDN, (Insd. by FSA & Merrill Lynch & Co., Inc.)	300,000	300,000
New Jersey TTFA RB, Ser. DC-8033, 2.48%, VRDN, (Insd. by FSA & LOC: Dexia SA)	6,575,000	6,575,000

		20,801,100

UTILITY 7.2%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2, 2.70%, VRDN, (Gtd. by Georgia Power Co.)	1,150,000	1,150,000
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, 11/28/2008, (LOC: Royal Bank of Canada)	30,000,000	30,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 2.78%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.60%, VRDN, (Gtd. by Delmarva Power & Light Co.)	5,550,000	5,550,000
Hawaii Budget & Fin. Dept. Supply Purpose RB, Eagle-20070034, Class A, 2.47%, VRDN, (SPA: Bayerische Landesbanken)	36,700,000	36,700,000
Houston, TX Util. Sys. RB, PUTTER, Ser. 2225, 2.51%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	6,680,000	6,680,000
Indiana Cnty., PA IDA PCRRB, Exelon Generation, Ser. A, 2.82%, VRDN, (LOC: BNP Paribas SA)	300,000	300,000
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, 03/15/2009, (LOC: Rabobank Nederlands)	20,000,000	20,000,000

10

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 2.45%, VRDN, (SPA: Royal Bank of Canada)	$12,500,000	$12,500,000
Mobile, AL IDRB, Alabama Power Co., Barry Plant Proj., Ser. B, 2.70%, VRDN, (Gtd. by Alabama Power Co.)	2,500,000	2,500,000
Puerto Rico Elec. Power Auth. RB, ROC-RR-II-R-10316CE, 2.49%, VRDN, (Liq.: CitiBank, NA)	7,295,000	7,295,000
San Antonio, TX Elec. & Gas RB, ROC-RR-II-R-6064, 2.48%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	3,120,000	3,120,000
Texas Muni. Gas Acquisition & Supply Corp. RB, Ser. 2131, 2.60%, VRDN, (Liq.: Morgan Stanley)	56,360,000	56,360,000
Walker Cnty., AL Econ. Power Co. RB, Plant Proj., Ser. 2007, 2.70%, VRDN, (Gtd. by Alabama Power)	200,000	200,000
Washington Pub. Power Sys. RRB, Nuclear Proj., Ser B, 0.00%, 07/01/2008 ¤	2,000,000	1,990,111
Wisconsin Pub. Power, Inc. RB, PUTTER, Power Supply Sys., Ser. 1232, 3.43%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,850,000	6,850,000

		192,195,111

WATER & SEWER 1.1%
ABN AMRO Munitops Cert. Trust RB, 3.23%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
Florida Water Financing Corp. PCRB, Ser. 2003, 5.00%, 01/15/2009	3,595,000	3,652,338
Las Vegas, NV Valley Water Dist. RRB, Ser. A, 5.00%, 06/01/2008, (Insd. by FGIC)	7,850,000	7,865,507
New York, NY Water & Sewer Sys. Fin. Auth. RRB, Ser. 1327, 2.44%, VRDN, (LOC: Merrill Lynch & Co., Inc.)	500,000	500,000
Puerto Rico Cmnwlth. Aqueduct & Sewer Auth. RB, Ser. 2551, 2.48%, VRDN, (LOC: Assured Guarantee & Liq.: Morgan Stanley)	3,750,000	3,750,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 3.82%, 06/19/2008, (Insd. by MBIA & LOC: U.S. Bank)	6,700,000	6,722,404

		28,190,249

Total Investments (cost $2,664,470,127) 99.7%		2,664,470,127
Other Assets and Liabilities 0.3%		8,873,210

Net Assets 100.0%		$2,673,343,337

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority

11

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Summary of Abbreviations continued

IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TOC	Tender Option Certificate
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of April 30, 2008:

Texas	14.2%
Florida	12.2%
California	4.4%
Delaware	4.3%
Michigan	4.3%
Indiana	3.6%
Georgia	3.5%
Pennsylvania	3.2%
Illinois	2.9%
South Carolina	2.7%
Washington	2.5%
Massachusetts	2.4%
North Carolina	2.4%
Alabama	2.0%
Louisiana	2.0%
New York	2.0%
Ohio	1.9%
Wisconsin	1.9%
New Jersey	1.7%
Hawaii	1.6%
Tennessee	1.6%
Minnesota	1.4%
Nevada	1.2%
Oregon	1.2%
District of Columbia	1.1%
Utah	1.1%
Wyoming	1.1%
Colorado	0.9%
Idaho	0.9%
North Dakota	0.9%
Iowa	0.8%
Maryland	0.8%
Nebraska	0.8%
Kansas	0.7%
Missouri	0.7%
Arizona	0.6%
Virginia	0.5%
New Hampshire	0.4%
Puerto Rico	0.4%
South Dakota	0.4%
Alaska	0.3%
Kentucky	0.3%
New Mexico	0.3%
Oklahoma	0.3%
Arkansas	0.2%
Maine	0.1%
West Virginia	0.1%
Non-state specific	5.2%

100.0%

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	2,664,470,127
Level 3 – Significant Unobservable Inputs	0

Total	$2,664,470,127

12

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 0.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.43%, VRDN, (LOC: Bank of America Corp.)	$2,000,000	$2,000,000

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Burlington Cnty., NJ RB, Lutheran Home Proj., Ser. 2005-A, 2.38%, VRDN, (LOC: Commerce Bank, NA)	1,845,000	1,845,000
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 2.44%, VRDN, (LOC: Sovereign Bank & UniCredito Italiano SpA)	2,895,000	2,895,000

		4,740,000

EDUCATION 11.8%
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 560, 2.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,400,000	14,400,000
New Jersey EDA RB, Princeton Day Sch. Proj., 2.65%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RRB:
Princeton Univ. Proj.:
Ser. 2008-1045, 2.43%, VRDN, (LOC: Bank of America Corp.)	2,130,000	2,130,000
Ser. SG148, 2.41%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
Ser. 2710, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,715,000	2,715,000
Washington Cnty., PA RRB, Univ. of Pennsylvania, Ser. 2004, 2.70%, VRDN, (Gtd. by Univ. of Pennsylvania)	5,000,000	5,000,000

		31,895,000

HOSPITAL 6.1%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 2.53%, VRDN, (LOC: Commerce Bancorp, Inc.)	12,700,000	12,700,000
Salem Cnty., NJ Impt. Auth. RB, Friends Home Woodstown, Inc., 2.45%, VRDN, (LOC: Bank of America Corp.)	3,675,000	3,675,000

		16,375,000

HOUSING 10.5%
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 2.80%, VRDN, (Insd. by Columbus Bank & Trust Co.)	4,040,000	4,040,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
2.63%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,380,000	14,380,000
Class EC-002, 2.43%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000	10,000
Class F, 2.91%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	3,500,000	3,500,000
Class I, 2.68%, VRDN, (LOC: Lloyds TSB Group plc)	1,625,000	1,625,000
New Jersey EDA RB, Paddock Realty, LLC Proj., 2.63%, VRDN, (LOC: Wells Fargo & Co.)	1,200,000	1,200,000
Oakland, CA Redev. Agcy. MHRB, 2.68%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	1,100,000	1,100,000

		28,455,000

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Frankfort, IN EDRB, Gen. Seating of America Proj., 7.60%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 2.73%, VRDN, (LOC: Bank of the West)	1,600,000	1,600,000
New Jersey EDA RB, Ser. 3824, 2.46%, VRDN, (SPA: Dexia SA)	14,770,000	14,773,178
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 2.53%, VRDN, (LOC: Washington Mutual, Inc.)	2,070,000	2,070,000

		19,798,178

MISCELLANEOUS REVENUE 12.8%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	500,000	500,222
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,066,136
Lower Neches Valley, TX Indl. Dev. Corp. RRB, ExxonMobil Corp. Proj., Ser. 2001B-2, 2.70%, VRDN, (Gtd. by ExxonMobil Corp.)	5,500,000	5,500,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 2.55%, VRDN, (LOC: Bank of America Corp.)	50,000	50,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. 1993-B, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	$3,175,000	$3,175,000
Ser. A, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	2,225,000	2,225,000
New Jersey Env. Infrastructure RB, MSTR, 2.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,635,000	9,635,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.90%, VRDN, (Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 2.75%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 2.75%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		34,701,358

PORT AUTHORITY 3.9%
New York Port Auth. RB:
ROC RR II R 9207, 2.51%, VRDN, (Liq.: Citigroup, Inc.)	6,600,000	6,600,000
Ser. 2008-1067, 2.47%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000

		10,600,000

SPECIAL TAX 12.2%
New York, NY TFA RB, Ser. 2A, 2.40%, VRDN, (Liq.: Dexia SA)	45,000	45,000
Puerto Rico Sales Tax Financing Corp. RB, Ser. 2006-1989, 2.49%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	26,700,000	26,700,000
Puerto Rico Trans. Auth. RB, Ser. 2572-P, 2.73%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	6,255,000	6,255,000

		33,000,000

TOBACCO REVENUE 4.4%
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER:
Ser. 1148, 2.48%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,840,000	6,840,000
Ser. 1284, 2.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,125,000	5,125,000

		11,965,000

TRANSPORTATION 10.7%
New Jersey Deutsche Bank Spears Trust:
2.46%, VRDN, (Liq.: Deutsche Bank AG)	4,100,000	4,100,000
2.46%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	8,000,000	8,000,000
New Jersey EDA RB, Trans. Proj. Sublease, Ser. A, 5.50%, 05/01/2008, (Insd. by FSA)	1,000,000	1,000,000
New Jersey Trans. Auth. RB, 2.46%, VRDN, (Insd. by FGIC)	2,050,000	2,050,000
New Jersey TTFA RB:
Ser. 038, 2.44%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	7,755,000	7,755,000
Ser. 241, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,190,000	4,190,000
Ser. DC-8033, 2.48%, VRDN, (Insd. by FSA & LOC: Dexia SA)	2,000,000	2,000,000

		29,095,000

UTILITY 16.5%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.60%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,600,000	1,600,000
Georgia Muni. Elec. Auth. RB, Proj. 1, Ser. E, 5.00%, 01/01/2009, (Insd. by MBIA)	3,000,000	3,045,231
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
New Jersey EDA Thermal Energy Facs. RB, 2.70%, VRDN, (LOC: Bank One)	3,035,000	3,035,000
Puerto Rico Elec. Power Auth. RB:
Class A, 2.41%, VRDN, (Insd. by FSA & Liq.: Societe Generale)	3,780,000	3,780,000
ROC RR II R 10316CE, 2.49%, VRDN, (Liq.: CitiBank, NA)	30,200,000	30,200,000

		44,660,231

WATER & SEWER 0.9%
Puerto Rico Aqueduct & Sewer Auth. RB, Ser. 2550, 2.48%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	2,500,000	2,500,000

Total Investments (cost $269,784,767) 99.6%		269,784,767
Other Assets and Liabilities 0.4%		970,337

Net Assets 100.0%		$270,755,104

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of April 30, 2008:

New Jersey	51.7%
Puerto Rico	25.7%
Indiana	5.0%
New York	4.0%
Pennsylvania	2.6%
Texas	2.2%
Tennessee	1.5%
California	1.4%
Georgia	1.1%
New Hampshire	1.1%
Delaware	0.6%
Louisiana	0.6%
Utah	0.6%
Non-state specific	1.9%

100.0%

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	269,784,767
Level 3 – Significant Unobservable Inputs	0

Total	$269,784,767

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 1.7%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 2.55%, VRDN, (LOC: Bank of America Corp.)	$7,000,000	$7,000,000

COMMUNITY DEVELOPMENT DISTRICT 0.5%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 2.49%, VRDN, (LOC: KeyCorp)	1,970,000	1,970,000

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 2.15%, VRDN, (LOC: M&T Bank Corp.)	4,350,000	4,350,000

EDUCATION 1.9%
New York Dorm. Auth. RRB, Ser. 3639, 2.00%, VRDN, (Insd. by MBIA & Liq.: Dexia SA)	4,935,000	4,935,000
St. Lawrence Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Potsdam Auxiliary College, 2.53%, VRDN, (LOC: Citizens Banking Corp.)	2,500,000	2,500,000

		7,435,000

GENERAL OBLIGATION – LOCAL 9.5%
New York, NY Austin Trust Variable Cert., Ser. 2008-1064, 2.43%, VRDN, (LOC: Bank of America Corp.)	5,950,000	5,950,000
New York, NY GO:
Putters, Ser. 601, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000
Ser. E, 2.50%, VRDN, (LOC: State Street Corp.)	5,000,000	5,000,000
Ser. H-5, 2.60%, VRDN, (LOC: Dexia SA)	17,215,000	17,215,000
Ser. I-7, 2.57%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

		38,380,000

HOSPITAL 4.1%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 2.49%, VRDN, (LOC: KeyCorp)	620,000	620,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 2.44%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,240,000	3,240,000
Mental Hlth. Svcs. Facs., Ser. 340, 2.56%, VRDN, (Insd. by MBIA & Morgan Stanley)	3,982,500	3,982,500
Ser. 1370, 2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,965,000	1,965,000
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 2.49%, VRDN, (LOC:KeyCorp)	2,640,000	2,640,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Ctr. Proj., 2.65%, VRDN, (LOC: M&T Bank Corp.)	1,540,000	1,540,000
Guthrie Corning Dev. Facs. Proj., 2.65%, VRDN, (LOC: M&T Bank Corp.)	2,530,000	2,530,000

		16,517,500

HOUSING 14.6%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 2.40%, VRDN, (LOC: KeyCorp)	602,000	602,000
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	6,700,000	6,700,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,200,000	5,200,000
Class C, 2.73%, VRDN, (SPA: Lloyds TSB Group plc)	2,450,000	2,450,000
Class EC-002, 2.43%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,000	7,000
Class F, 2.91%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	40,000	40,000
MMA Finl. MHRB, Ser. A, Class A, 2.95%, VRDN, (Liq.: SunTrust Banks, Inc.)	4,455,000	4,455,000
New York Homeowner Mtge. Agcy. RB, Ser. 150, 2.68%, VRDN, (SPA: Dexia SA)	1,700,000	1,700,000
New York Hsg. Fin. Agcy. MHRB:
East 39th Street, Ser. A, 2.52%, VRDN, (Insd. by & Liq.: FNMA)	1,000,000	1,000,000
West 23rd Street, Ser. A, 2.55%, VRDN, (Insd. by & Liq.: FNMA)	22,100,000	22,100,000
New York, NY City Hsg. Dev. Corp. MHRB, Louis Boulevard Apts. Proj., Ser. A, 2.70%, VRDN, (LOC:KeyCorp)	7,300,000	7,300,000
New York, NY SFHRB, Ser. 132, 2.45%, VRDN, (Liq.: Dexia SA)	4,400,000	4,400,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 3.10%, VRDN, (LOC: LaSalle Bank Corp.)	2,990,000	2,990,000

		58,944,000

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.1%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 2.65%, VRDN, (LOC: Citizens Banking Corp.)	$2,051,000	$2,051,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 7.60%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser.1988-A, 2.54%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 2.70%, VRDN, (LOC: CitiBank, NA)	1,400,000	1,400,000
New York, NY IDRB, Liberty Bryant, LLC Proj., Ser. 2004-B, 2.50%, VRDN, (SPA: Bayerische Landesbank)	2,400,000	2,400,000
Seneca Cnty., NY Indl. Dev. Agcy. Solid Waste Disposal RB, Ser. W, 2.51%, VRDN, (LOC: Bank of America Corp.)	4,995,000	4,995,000
Sparks, NV EDRB, Rix Inds. Proj., 2.68%, VRDN, (LOC: Wells Fargo & Co.)	1,510,000	1,510,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Zumtobel Staff Proj., Ser. A, 2.81%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000

		20,731,000

MISCELLANEOUS REVENUE 8.6%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%,05/15/2008, (Gtd. by Dow Chemical Co.)	2,000,000	2,000,889
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 2.73%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Hudson Yards Infrastructure Corp. of New York RB, 3.18%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,605,000	1,605,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,066,136
New York Dorm. Auth. RB, PFOTER, Ser. 773-R, 2.54%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	500,000	500,000
New York Tollway Auth. Svcs. Contract RB, ROC-RR-II-R, Ser. 10132, 2.45%, VRDN, (LOC: AMBAC & Liq.: CitiBank, NA)	4,280,000	4,280,000
New York, NY Indl. Dev. Agcy. Civic RB, Casa Proj., 2.50%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.90%, VRDN, (Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/01/2009, (Gtd.by Becton Dickinson & Co.)	2,100,000	2,100,000
Sales Tax Asset Receivable Corp. of New York RB, Ser. 2739, 2.51%, VRDN, (Insd. by AMBAC &LOC: & Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 2.75%, VRDN, (Gtd. by Dow Chemical Co.)	300,000	300,000

		34,852,025

PRE-REFUNDED 1.6%
New York Env. Facs Corp. RB, 2nd Resolution, Ser. 1998-F, 5.25%, 06/15/2008, (Insd. by U.S. Treasury)	6,420,000	6,440,261

SPECIAL TAX 14.8%
New Mexico Fin. Auth. Trans. RB, PUTTER, Ser. 435, 2.58%, VRDN, (Insd. by MBIA & Liq.:JPMorgan Chase & Co.)	2,690,000	2,690,000
New York Dorm. Auth. RB, Putters, Ser. 2381, 2.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,400,000	4,400,000
New York, NY TFA RB:
Bldg. Aid Eagle-20070014, Class A, 2.46%, VRDN, (LOC: CitiBank, NA)	12,060,000	12,060,000
Ser. 2A, 2.40%, VRDN, (Liq.: Dexia SA)	2,005,000	2,005,000
Puerto Rico Sales Tax Financing Corp. RB, Ser. 2006-1989, 2.49%, VRDN, (Gtd. by & Liq.:Morgan Stanley)	38,550,000	38,550,000

		59,705,000

STUDENT LOAN 1.2%
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 2.83%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 10.4%
New York Tobacco Trust RB, PFOTER:
2.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & SPA: WestLB AG)	$2,810,000	$2,810,000
Ser. 1347, 2.65%, VRDN, (Gtd. by & SPA: Merrill Lynch & Co., Inc.)	14,200,000	14,200,000
Ser. 1360, 2.66%, VRDN, (Gtd. by & SPA: Merrill Lynch & Co., Inc.)	12,900,000	12,900,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 2.66%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New York RB:
PFOTER, 2.40%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	6,600,000	6,600,000
Ser. 2685, 3.43%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,295,000	3,295,000

		41,805,000

TRANSPORTATION 3.2%
Metropolitan Trans. Auth. of New York RB:
Eagle-20040041, Class A, 2.49%, VRDN, (LOC: CitiBank, NA)	4,000,000	4,000,000
Putters, Ser. 2653, 2.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,020,000	3,020,000
ROC RR-II-R-12173, 2.51%, VRDN, (LOC: MBIA & Liq.: CitiBank, NA)	6,000,000	6,000,000

		13,020,000

UTILITY 9.4%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.60%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,800,000	2,800,000
Merill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.45%, VRDN, (Insd. by FGIC & Liq.:Dexia SA)	2,000,000	2,000,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.80%, 07/01/2008, (Gtd. By Emerson Electric Co.)	4,990,000	4,990,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%,12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R-10316CE, 2.49%, VRDN, (Liq.: CitiBank, NA)	25,000,000	25,000,000

		37,790,000

WATER & SEWER 11.9%
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB, ROC RR-II-R-12172, 2.48%, VRDN, (LOC:MBIA & Liq.: Bank of New York Mellon Corp.)	9,900,000	9,900,000
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB:
Putters, Ser. 2743, 2.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,000,000	4,000,000
Ser. F, FRN, 2.53%, VRDN, (SPA: Bayerische Landesbanken)	7,500,000	7,500,000
New York, NY Water & Sewer Sys. Fin. Auth. RB, ROC RR-II-R-10301, 2.42%, VRDN, (Liq.:CitiBank, NA)	16,280,000	16,280,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB:
Ser. 1263, 2.51%, VRDN, (Insd. by JPMorgan Chase & Co.)	7,700,000	7,700,000
Ser. 1327, 2.44%, VRDN, (LOC: Merrill Lynch & Co., Inc.)	2,800,000	2,800,000

		48,180,000

Total Investments (cost $402,119,786) 99.6%		402,119,786
Other Assets and Liabilities 0.4%		1,736,937

Net Assets 100.0%		$403,856,723

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of April 30, 2008:

New York	70.0%
Puerto Rico	16.8%
Indiana	2.7%
California	1.7%
North Carolina	1.2%
Pennsylvania	0.8%
Delaware	0.7%
Minnesota	0.7%
New Mexico	0.7%
New Hampshire	0.7%
Texas	0.5%
Nevada	0.4%
Louisiana	0.1%
Non-state specific	3.0%

100.0%

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	402,119,786
Level 3 – Significant Unobservable Inputs	0

Total	$402,119,786

4

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 0.9%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. 1997 A-1, 5.75%, 01/01/2009, (Insd. by MBIA)	$2,175,000	$2,210,500

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc. Proj., Ser. B, 2.85%, VRDN, (Insd. by Radian Group, Inc. & LOC: & SPA: Natl. City Corp.)	700,000	700,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living, Ser. 2005-B, 2.72%, VRDN, (LOC: Citizens Bank)	500,000	500,000
South Central Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 2.53%, VRDN, (LOC: Fulton Finl. Corp.)	1,445,000	1,445,000

		2,645,000

EDUCATION 6.3%
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 2.90%, VRDN, (LOC: Natl. City Corp.)	2,125,000	2,125,000
Delaware Cnty., PA Auth. RB, Eastern College, Ser. A, 2.38%, VRDN, (LOC: Allied Irish Banks plc)	2,870,000	2,870,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 2.53%, VRDN, (LOC: Fulton Finl. Corp.)	3,125,000	3,125,000
Latrobe, PA IDA RB, Greensburg Diocese, 2.44%, VRDN, (LOC: Allied Irish Banks plc)	1,290,000	1,290,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Hsg., Ser. A, 2.43%, VRDN, (LOC: Allied Irish Banks plc)	1,070,000	1,070,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 2.48%, VRDN, (Liq.: Morgan Stanley)	2,840,000	2,840,000
Washington Cnty., PA RRB, Univ. of Pennsylvania, Ser. 2004, 2.70%, VRDN, (Gtd. by Univ. of Pennsylvania)	3,000,000	3,000,000

		16,320,000

GENERAL OBLIGATION – LOCAL 8.0%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 2.47%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Central York, PA Sch. Dist. GO, Ser. A, 2.45%, VRDN, (Insd. by FSA & SPA: RBC Centura)	6,500,000	6,500,000
Delaware Valley, PA Regl. Fin. Auth. PFOTER, 2.45%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000

		20,490,000

GENERAL OBLIGATION – STATE 0.5%
Pennsylvania GO MSTR, 2.68%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

HOSPITAL 15.8%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 2.70%, VRDN, (LOC: Fulton Finl. Corp.)	1,900,000	1,900,000
Lehigh Cnty., PA Gen. Purpose Auth. RB:
Ser. 385, 3.00%, 07/17/2008, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
Ser. 566, 3.39%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Pennsylvania EDFA Treasury Dept. Hosp. RB, Ser. A-2, 2.90%, VRDN, (LOC: Natl. City Corp.)	2,750,000	2,750,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 2.42%, VRDN, (LOC: Lloyds TSB Group plc)	11,060,000	11,060,000
University of Pennsylvania Hlth. Sys. Term Tender CR, Ser. A, 2.90%, 11/14/2008, (Gtd. by Univ. of Pennsylvania)	5,000,000	5,003,925

		40,713,925

HOUSING 9.2%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005 SS, 2.51%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,585,000	4,585,000
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.83%, VRDN, (Liq.: American Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 2.63%, VRDN, (LOC: Fulton Finl. Corp.)	1,155,000	1,155,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,000,000	8,000,000
Class EC-002, 2.43%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,000	9,000
Class F, 2.91%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	700,000	700,000
Class I, 2.68%, VRDN, (LOC: Lloyds TSB Group plc)	1,275,000	1,275,000
Pennsylvania HFA RB, Ser. 3004, 2.63%, VRDN, (SPA: Deutsche Bank AG)	5,250,000	5,250,000

		23,622,000

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 21.8%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 2.48%, VRDN, (LOC: JPMorgan Chase & Co.)	$1,000,000	$1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 2.63%, VRDN, (LOC: Fulton Finl. Corp.)	1,700,000	1,700,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 2.53%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 2.53%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 2.48%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 2.61%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
YMCA Brandywine Proj., Ser. 2007, 2.51%, VRDN, (LOC: Fulton Finl. Corp.)	5,500,000	5,500,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 2.61%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,575,000	1,575,000
East Hempfield, PA IDA RB, BGT Realty Proj., 2.58%, VRDN, (LOC: Fulton Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 2.63%, VRDN, (LOC: Commerce Bank, NA)	2,720,000	2,720,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 3.49%, VRDN, (Insd. by Fifth Third Bank)	4,500,000	4,500,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 2.68%, VRDN, (LOC: Wells Fargo & Co.)	2,470,000	2,470,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 4.00%, VRDN, (LOC: First Tennessee Bank)	2,400,000	2,400,000
RIS Paper Co. Proj., 2.61%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 2.58%, VRDN, (LOC: M&T Bank Corp.)	430,000	430,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	200,000	200,000
Crawford Cnty. Properties, Ser. 2001-B2, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	650,000	650,000
Donald Bernstein Proj.:
Ser. 2000-H3, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Ser. C-5, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,900,000	1,900,000
EPT Associates Proj., Ser. B-5, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Fitzpatrick Container Corp., Ser. A-1, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,400,000	2,400,000
Ganflec Corp. Proj., Ser. E, 2.61%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
Hamill Manufacturing Co. Proj., Ser. H-6, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	200,000	200,000
Johnston Welding & Fabric, Ser. B-1, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
JT Properties Proj., Ser. 2001-B1, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Moosic Realty Partners, LP Proj., Ser. A-1, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Sage Properties, LLC Proj., Ser. G12, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Philadelphia, PA Auth. IDRB, 1100 Walnut Associates Proj., 1.95%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 2.58%, VRDN, (LOC: Citizens Bank)	2,000,000	2,000,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 2.80%, 06/01/2008, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		55,985,000

LEASE 3.1%
Pennsylvania Pub. Sch. Bldg. Auth. Lease RB, Ser. 2061, 2.46%, VRDN, (Insd. by FSA & LOC: Branch Bank & Trust Co.)	7,980,000	7,980,000

MISCELLANEOUS REVENUE 7.8%
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,066,135
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 2.53%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. EC-001, 2.58%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	100,000	100,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 2.76%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$4,400,000	$4,400,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.90%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 2.75%, VRDN, (Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		19,966,135

PORT AUTHORITY 0.8%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 2.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 5.6%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 2.64%, VRDN, (LOC: Landesbank Hessen)	3,590,000	3,590,000
Washington Cnty., PA Solid Waste Disposal IDRB, American Iron Oxide Co. Proj., 2.88%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		14,290,000

SPECIAL TAX 4.7%
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Putters RB, Ser. 2572P, 2.73%, VRDN, (SPA: JPMorgan Chase & Co.)	1,445,000	1,445,000
Puerto Rico Sales Tax Financing Corp. RB, Ser. 2006-1989, 2.49%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	10,600,000	10,600,000

		12,045,000

UTILITY 8.7%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.60%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
Indiana Cnty., PA IDA PCRRB, Exelon Generation, Ser. A, 2.82%, VRDN, (LOC: BNP Paribas SA)	725,000	725,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.45%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	8,000,000	8,000,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R-10316CE, 2.49%, VRDN, (LOC: CitiBank, NA)	5,000,000	5,000,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 2.80%, VRDN, (LOC: Barclays plc)	200,000	200,000
Wisconsin Pub. Power, Inc. RB, PUTTER, Power Supply Sys., Ser. 1232, 3.43%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,500,000	3,500,000

		22,425,000

WATER & SEWER 5.4%
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 3.43%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	2,380,000	2,380,000
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB, Ser. F, 2.53%, VRDN, (SPA: Bayerische Landesbanken)	5,900,000	5,900,000
Pennsylvania EDFA Solid Waste Disposal RB, Ser. V, 2.51%, VRDN, (LOC: Bank of America Corp.)	4,495,000	4,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 2.48%, VRDN, (Liq.: Morgan Stanley)	995,000	995,000

		13,770,000

Total Investments (cost $255,807,560) 99.6%		255,807,560
Other Assets and Liabilities 0.4%		1,045,762

Net Assets 100.0%		$256,853,322

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of April 30, 2008:

Pennsylvania	68.0%
Puerto Rico	9.8%
Indiana	3.9%
Massachusetts	3.1%
New York	2.3%
Wisconsin	1.4%
New Hampshire	1.2%
California	1.0%
Minnesota	1.0%
Illinois	0.9%
Delaware	0.8%
Louisiana	0.6%
Wyoming	0.1%
Non-state specific	5.9%
100.0%

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	255,807,560
Level 3 – Significant Unobservable Inputs	0
Total	$255,807,560

4

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Notes:
3.875%, 05/15/2009 .	$75,000,000	$76,420,293
5.00%, 07/31/2008	50,000,000	50,361,111

Total U.S. Treasury Obligations (cost $126,781,404)		126,781,404

REPURCHASE AGREEMENTS ^^ 91.4%
ABN AMRO, Inc., Avg. rate of 1.81%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,022,931 (1) * .	65,000,000	65,000,000
Bank of America Corp., 1.86%, dated 04/30/2008, maturing 05/01/2008; maturity value $147,791,220 (2)	147,783,585	147,783,585
Barclays Capital, Inc., 1.86%, dated 04/30/2008, maturing 05/01/2008; maturity value $65,003,358 (3) .	65,000,000	65,000,000
Citigroup, Inc., 1.875%, dated 04/30/2008, maturing 05/01/2008; maturity value $70,003,646 (4)	70,000,000	70,000,000
Credit Suisse First Boston, LLC:
1.92%, dated 04/30/2008, maturing 05/01/2008; maturity value $76,004,053 (5) .	76,000,000	76,000,000
Avg. rate of 1.87%, dated 04/28/2008, maturing 05/05/2008; maturity value $100,036,333 (6) *	100,000,000	100,000,000
Deutsche Bank AG:
1.95%, dated 04/30/2008, maturing 05/01/2008; maturity value $160,008,667 (7)	160,000,000	160,000,000
Avg. rate of 1.89%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,023,924 (7) *	65,000,000	65,000,000
Avg. rate of 1.91%, dated 04/28/2008, maturing 05/05/2008; maturity value $80,029,689 (8) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 1.87%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,023,635 (9) *	65,000,000	65,000,000
HSBC Holdings plc, Avg. rate of 1.83%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,023,111 (10) *	65,000,000	65,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 1.71%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,021,576 (11) * .	65,000,000	65,000,000
Merrill Lynch & Co., Inc., Avg. rate of 1.83%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,023,165 (12) *	65,000,000	65,000,000
Morgan Stanley, Avg. rate of 1.82%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,022,985 (13) *	65,000,000	65,000,000
Societe Generale, 1.90%, dated 04/30/2008, maturing 05/01/2008; maturity value $70,003,694 (14)	70,000,000	70,000,000
UBS AG:
Avg. rate of 1.85%, dated 04/28/2008, maturing 05/05/2008; maturity value $65,023,436 (15) * .	65,000,000	65,000,000
Avg. rate of 1.88%, dated 04/28/2008, maturing 05/05/2008; maturity value $50,018,306 (16) * .	50,000,000	50,000,000

Total Repurchase Agreements (cost $ 1,338,783,585) .		1,338,783,585

Total Investments (cost $1,465,564,989) 100.0% .		1,465,564,989

Other Assets and Liabilities 0.0%		(96,547)

Net Assets 100.0% .		$1,465,468,442

^^	Collateralized by:
	(1)	$59,995,300 TIPS, 2.375%, 01/15/2027, value including accrued interest is $66,300,094.
	(2)	$124,621,900 U.S. Treasury Bonds, 5.25% to 6.125%, 11/15/2027 to 02/15/2029, value including accrued interest is $150,739,355.
	(3)	$59,586,100 U.S. Treasury Bond, 5.25%, 11/15/2028, value including accrued interest is $66,300,055.
	(4)	$67,341,800 TIPS, 2.00%, 01/15/2026, value including accrued interest is $71,400,048.
	(5)	$65,370,000 U.S. Treasury Bond, 6.00%, 02/15/2026, value including accrued interest is $77,525,406.
	(6)	$276,633,000 U.S. Treasury STRIPS, 0.00%, 11/15/2024 to 05/15/2030, value is $102,000,669.
(7)

$533,306,700 U.S. Treasury STRIPS, 0.00%, 05/15/2021 to 08/15/2027, value is $229,500,004. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

	(8)	$176,239,574 GNMA, 6.00% to 6.50%, 11/15/2033 to 02/20/2038, value including accrued interest is $81,600,001.
	(9)	$51,070,000 U.S. Treasury Bonds, 6.875% to 7.50%, 11/15/2016 to 08/15/2025, value including accrued interest is $66,300,291.
(10)

$16,174,000 U.S. Treasury Bond, 7.875%, 02/15/2021, value including accrued interest is $22,034,095; $40,665,000 U.S. Treasury Note, 4.625%, 11/15/2016, value including accrued interest is $44,269,506.

	(11)	$60,500,000 U.S. Treasury Bond, 5.00%, 05/15/2037, value including accrued interest is $66,302,523.
	(12)	$63,969,000 U.S. Treasury Notes, 4.125% to 4.25%, 08/15/2008 to 08/15/2014, value including accrued interest is $66,302,898.
	(13)	$167,522,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $66,300,182.
	(14)	$172,672,400 U.S. Treasury STRIPS, 0.00%, 11/15/2026, value is $71,400,037.
	(15)	$159,238,000 U.S. Treasury STRIPS, 0.00%, 05/15/2008 to 05/15/2030, value is $66,301,667.
	(16)	$75,831,432 GNMA, 5.50% to 6.00%, 02/15/2033 to 01/20/2038, value including accrued interest is $51,004,906.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

1

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

TIPS	Treasury Inflation Protected Securities

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,465,564,989
Level 3 – Significant Unobservable Inputs	0

Total	$1,465,564,989

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 76.4%
FFCB:
5.30%, 07/23/2008	$25,000,000	$25,000,000
FRN:
2.25%, 02/24/2009	50,000,000	49,991,563
2.27%, 11/14/2008	50,000,000	50,000,000
2.29%, 12/17/2008 – 02/11/2009	175,000,000	175,000,000
2.30%, 05/14/2009	60,000,000	60,000,000
FHLB:
2.20%, 04/17/2009	17,325,000	17,282,566
2.84%, 02/25/2009	25,000,000	25,000,000
3.00%, 03/04/2009	25,000,000	25,000,000
4.25%, 06/18/2008	50,000,000	50,000,000
FRN:
2.28%, 11/20/2008	90,000,000	90,000,000
2.34%, 02/13/2009	50,000,000	50,000,000
2.87%, 06/01/2009	150,000,000	150,000,000
2.88%, 05/27/2009	20,000,000	20,003,740
FHLMC, FRN, 2.70%, 09/18/2008	75,000,000	75,000,000
FNMA:
2.09%, 07/01/2008	57,000,000	56,798,141
3.63%, 05/01/2008	33,968,000	33,968,000
FRN:
2.32%, 01/16/2009	50,000,000	50,000,000
2.45%, 09/03/2009	75,000,000	74,989,959

Total U.S. Government & Agency Obligations (cost $1,078,033,969)		1,078,033,969

REPURCHASE AGREEMENTS ^^ 23.4%
Bank of America Corp., 1.92%, dated 04/30/2008, maturing 05/01/2008; maturity value $59,938,500 (1)	59,935,303	59,935,303
Barclays Capital, Inc., 1.95%, dated 04/30/2008, maturing 05/01/2008; maturity value $65,003,521 (2)	65,000,000	65,000,000
Deutsche Bank AG, 1.97%, dated 04/30/2008, maturing 05/01/2008; maturity value $70,003,831 (3)	70,000,000	70,000,000
Greenwich Capital Markets, Inc., 1.97%, dated 04/30/2008, maturing 05/01/2008; maturity value $70,003,831 (4)	70,000,000	70,000,000
HSBC Holdings, plc, 1.95%, dated 04/30/2008, maturing 05/01/2008; maturity value $65,003,521 (5)	65,000,000	65,000,000

Total Repurchase Agreements (cost $329,935,303)		329,935,303

Total Investments (cost $1,407,969,272) 99.8%		1,407,969,272
Other Assets and Liabilities 0.2%		3,249,555

Net Assets 100.0%		$1,411,218,827

^^	Collateralized by:
(1)	$61,360,000 FHLB, 2.19%, 01/28/2009, value including accrued interest is $61,137,365.
(2)	$62,741,000 FHLMC, 5.125%, 08/23/2010, value including accrued interest is $66,300,184.
(3)

$41,985,000 FHLB, 5.00% to 5.14%, 08/18/2015 to 11/17/2017, value including accrued interest is $37,178,320; $30,900,000 FHLMC, 4.75%, 11/03/2009, value including accrued interest is $32,413,611; $238,000 FNMA, 3.15%, 02/11/2011, value including accrued interest is $238,826; $2,421,000 U.S. Treasury STRIPS, 0.00%, 04/15/2018, value is $1,569,583.

(4)	$71,505,000 FNMA, 2.46%, 10/07/2009, value including accrued interest is $71,402,754.
(5)	$61,640,000 U.S. Treasury Notes, 4.50%, 05/15/2017, value including accrued interest is $66,302,793.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

1

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

On April 30, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,407,969,272
Level 3 – Significant Unobservable Inputs	0

Total	$1,407,969,272

2

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: June 30, 2008